Jan. 25, 2019

Causeway International Value Fund

Institutional Class (CIVIX)

Investor Class (CIVVX)

Causeway Global Value Fund

Institutional Class (CGVIX)

Investor Class (CGVVX)

Causeway Emerging Markets Fund

Institutional Class (CEMIX)

Investor Class (CEMVX)

Causeway International Opportunities Fund

Institutional Class (CIOIX)

Investor Class (CIOVX)

Causeway International Small Cap fund

Institutional Class (CIISX)

Investor Class (CVISX)

SUPPLEMENT DATED MAY 31, 2019

TO THE PROSPECTUS

DATED JANUARY 25, 2019

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION

BEYOND THAT CONTAINED IN THE PROSPECTUS, AND SHOULD BE READ IN

CONJUNCTION WITH THE PROSPECTUS.

Effective October 1, 2019, redemption fees will no longer be charged on redemptions. Accordingly, as of October 1, 2019, all references in the Prospectus to a redemption fee are removed.